Property Plant and Equipment - Summary of Depreciation Expense and Impairment Losses Relating to Property Plant and Equipment and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	€ (197)	€ (171)	€ (155)
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	(184)	(160)	(147)
Selling and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	(9)	(8)	(6)
Research and development expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	€ (4)	€ (3)	€ (2)